RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

(a) Revenue – related parties

Since May 2017, the Company has entered into a series of contracts with Taoping New Media Co., Ltd. (TNM) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. TNM was a related party company controlled by Mr. Lin, the Company’s Chairman and Chief Executive Officer, until the Company’s completion of the acquisition on June 9, 2021, after which date the related party transactions were eliminated in the Company’s consolidated financial statements. For the years ended December 31, 2023, 2022 and 2021, revenues from related parties for sales of products, software, and advertising were approximately $0.2 million, $0.1 million and $0.1 million, respectively. Accounts receivable from related parties, net of allowance for credit losses, as of December 31, 2023, 2022 and 2021 were approximately $0.6 million, $0.1 million and $0.4 million, respectively. Advances received from related parties were approximately $0.1 million, $0.1 million and $0.1 million as of December 31, 2023, 2022 and 2021, respectively.

(b) Other revenue – related parties

For the year ended December 31, 2021, the Company had a rental income of approximately $27,000, from TNM which was for the office lease between TNM and the Company. Upon completion of the Company’s acquisition of TNM on June 9, 2021, the related party rental income was eliminated in the Company’s consolidated financial statements thereafter. Other revenue generated from related parties also includes system maintenance service provided to Taoping affiliate customers, which was approximately $nil, $20,000 and $49,000, for the years ended December 31, 2023, 2022 and 2021, respectively.

(c) Amounts due to related parties

As of December 31, 2023 and 2022, the amounts due to related parties was $3.0 million and $3.3 million, respectively, which included the borrowing from the major shareholder, Mr. Jianghuai Lin (“Mr. Lin”), of approximately $0.9 million and $0.4 million, respectively, for 2 years without interest and matures on September 4, 2024, and a loan balance of approximately $2.1 million (RMB15 million) and approximately $2.9 million (RMB20 million), respectively, from a related company 100% owned by Mr. Lin for 12-month at the interest of 5.85% per annum, which matures on May 17, 2024.